Subsequent Events	6 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when these financial statements were issued. Based on this review, the Company identified the following subsequent events, that would require adjustment or disclosure in the financial statements.

Merger Agreement

On September 9, 2025, Pelican entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Pelican Holdco, Inc., a Texas corporation (“Holdco”), Pelican Merger Sub, Inc., a Texas corporation and wholly-owned subsidiary of Holdco, Greenland Exploration Limited, a Texas Corporation (“Greenland”), Greenland Merger Sub, Inc., a Texas corporation and a wholly-owned subsidiary of Holdco, and March GL Company, a Texas corporation (“March GL”).

Prior to the closing, Pelican will effect a domestication pursuant to which Pelican will discontinue as a Cayman Islands exempted company and domesticate as a Texas corporation (the “Domestication”). Upon the Domestication, each issued and outstanding Pelican security will remain outstanding and automatically represent a corresponding security of Pelican as a Texas corporation, without any action required by the holders.

Following the Domestication, the transaction will include a series of mergers whereby Pelican, Greenland, and March GL will each merge with subsidiaries of Holdco, which will be renamed Greenland Energy Company and become publicly traded company on the Nasdaq.

The Merger consideration being a number of shares of Holdco common stock with an aggregate value equal to US$215,000,000, based upon a per share value of US$10.00. Existing Greenland shareholders will receive an aggregate of 1,500,000 shares of Holdco common stock and existing March GL shareholders will receive an aggregate of 20,000,000 shares of Holdco common stock. Pelican shareholders will receive one share of Holdco common stock for each share of Pelican common stock they currently hold (subject to redemptions).

Transfer of Founder Shares

Prior to the Closing, Purchaser shall cause the Sponsor and any other party that holds Founder Shares (except for EarlyBirdCapital, Inc.), to (i) forfeit and cancel, in aggregate, 718,750 Founder Shares, and (ii) following such forfeiture, transfer to FG Merchant Partners LP (a shareholder of March GL), pursuant to a purchase and sale agreement, 20% of the total remaining Founder Shares (which, for the avoidance of doubt, shall be 431,250 Founder Shares representing 20% of 2,156,250 Founder Shares post-forfeiture), at the same purchase price per share as originally paid by the Sponsor for such Founder Shares. Following such transfer, the Sponsor and any other party that holds Founder Shares (excluding EarlyBirdCapital, Inc.) shall retain 1,725,000 Founder Shares, in addition to any private units acquired in connection with Pelican’s IPO.

Termination

The Merger Agreement may be terminated by Pelican or Greenland or March GL under certain circumstances, including, among others: (a) by mutual written consent of Holdco, Greenland and March GL; (b) by either Holdco or Greenland or March GL if the Closing of the Business Combination has not occurred on or before June 30, 2026, (c) by Holdco if any of the Companies shall have failed to obtain the necessary shareholder approvals; (d) by either Greenland or March GL or Pelican if the Pelican Special Meeting is held (including any adjournment or postponement thereof) and has concluded, the Pelican’s shareholders have duly voted, and the Required Pelican Shareholder Approval (as defined in the Merger Agreement) was not obtained.

In addition, if the Merger Agreement is terminated as a primary result of the actions or inactions of Pelican, Pelican shall, or shall cause the applicable Pelican shareholder to, transfer, convey and assign to Greenland one-third (1/3) of the issued and outstanding Founder Shares, free and clear of all Liens, as a termination fee (the “Termination Fee”). The Parties acknowledge and agree that the Termination Fee is intended to compensate Greenland for the time, expense and opportunity costs incurred in connection with the Merger Agreement and the transactions contemplated hereby and is not a penalty.

Pelican Merger Sub Promissory Note - Greenland

On September 9, 2025, Pelican Merger Sub issued a promissory note to Greenland in the amount of $100,000, to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. On September 9, 2025, Greenland deposited $100,000 into Pelican’s operating account.

Certain Related Agreements

In connection with the execution of the Merger Agreement, (i) the sponsor of Pelican, entered into a support agreement pursuant to which it agreed to vote its shares of Pelican in favor of the transaction and take certain other actions in support of the Mergers (the “Sponsor Support Agreement”), and (ii) certain shareholders of Greenland and March GL entered into a support agreement pursuant to which they agreed to vote their shares of the company in favor of the transaction and take certain other actions in support of the Mergers (the “Company Support Agreement”). At Closing, all Greenland and March GL shareholders will enter into lock-up agreements (the “Form of Company Lock-Up Agreement”), restricting the transfer of certain shares for specified periods following the Closing. Pelican, Holdco, Robert Price (the “Subject Party”) entered into a non-competition and non-solicitation agreement (the “Non-Competition and Non-Solicitation Agreement”), to be effective as of the Closing, pursuant to which, among other things, the Subject Party may not, without the prior written consent of Pelican (which may be withheld in its sole discretion), directly or indirectly engage in the Business (as defined by the Non-Competition and Non-Solicitation Agreement), anywhere in Greenland.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the review, management identified the following subsequent event that would have required adjustment or disclosure in the financial statements.

On February 5, 2025, the Company’s shareholders approved, through a special resolution, to amend its Post-offering Memorandum and Articles of Association to change its fiscal year end from August 31 to January 31. This amendment was filed with the Cayman Islands Registrar of Companies and became effective on February 21, 2025.